Stockholder’s Deficit (Details Narrative) - USD ($)								1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Jan. 02, 2026	Dec. 08, 2025	Nov. 30, 2025	Oct. 09, 2025	Aug. 09, 2025	Aug. 01, 2025	Jul. 16, 2025	Jul. 25, 2025	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2025	Aug. 06, 2025	Aug. 05, 2025	Jul. 14, 2025	May 22, 2025	Apr. 28, 2025
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares authorized									10,000,000		10,000,000	10,000,000
Preferred stock, par value									$ 0.01		$ 0.01	$ 0.01
Common stock, shares authorized									150,000,000		150,000,000	150,000,000
Common stock, par value									$ 0.01		$ 0.01	$ 0.01
Common stock, shares outstanding									16,516,603		11,000,000	14,521,094
Common stock, shares issued								200,000	16,516,603		11,000,000	14,521,094
Class of Warrant or Right, Unissued									6,900,000			6,900,000
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 0.01			$ 0.01
Sale of Stock, Price Per Share									$ 18.00			$ 18.00					$ 0.001
Class of Warrant or Right, Outstanding									7,109,483			7,304,992
Shares, Issued												35,000				280,534
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	500,000						500,000		6,350,000			6,350,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period									4 years			4 years
General and Administrative Expense									$ 4,680,539	$ 143,769	$ 328,469	$ 5,416,619
Share-Based Payment Arrangement, Noncash Expense											250,000	$ 2,636,283
stock-based compensation												31,128,519
Shares Granted, Value, Share-Based Payment Arrangement, after Forfeiture			$ 30,000			$ 60,000
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture									15,735			15,735
Restricted Stock Payable									$ 180,000			$ 60,000
Employee Benefits and Share-Based Compensation									45,000	0	0	30,000
Deferred Compensation Equity			$ 5,000						105,000		$ 0	150,000
Issuance Of Shares To Former Directors Description					On August 9, 2025, the Company entered into compensation agreements with three former directors, pursuant to which each director will receive $120,000 payable in cash or shares. Two directors elected to receive a total of $125,000 in shares and on September 10, 2025, total shares of 10,927 were issued. For the year ended September 30, 2025, total stock based compensation of $125,000 related to the compensation agreements with three former directors was included in general and administrative expense on the accompanying consolidated statements of operations.
Common Stock Fair Value Issued									$ 470,000			$ 470,000
Stock Issued During Period, Shares, Issued for Services								22,500
Preferred stock, shares issued									0		0	0
Preferred stock, shares outstanding									0		0	0
Exercise of warrants, share									495,509
Exercise of warrant									$ 5,698,354
Intrinsic value of outstanding options									12,579,500			$ 14,429,000
Vested and exercisable												500,000
[custom:CommonStockShareIssued-0]								200,000
Shares issued to directors									10,000
Deferred Compensation Arrangements, Overall, Description		the directors will receive an annual compensation of $3,000 and 60,000 RSUs. In addition, one of the directors serves as chairperson of the business development committee and is entitled to an additional annual compensation of $120,000 and 60,000 RSUs of which 30,000 is payable and vests upon execution of the agreement and 30,000 six months later. At December 31,2025, the 30,000 RSU that were due immediate were unpaid and included at fair value of $277,800 in stock-based compensation liability on the accompanying unaudited condensed consolidated balance sheets. There were no shares payable and unissued at September 30, 2025
RSUs stock based compensation				$ 75,000					75,000
Equity component value									$ 350,000
Issuance of shares									35,000
Share price									$ 10.00			$ 10.00
Stock-based compensation liability									$ 350,000
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services											2,020,573
Issuance of shares in asset acquisition, shares									1,500,000
Public Rights [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion															6,900,000
Private Rights [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion															406,000
Director [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance Of Shares To Former Directors Description					On August 9, 2025, the Company entered into compensation agreements with three former directors, pursuant to which each director will receive $120,000 payable in cash or shares. Two directors elected to receive a total of $125,000 in shares and on September 10, 2025, total shares of 10,927 were issued and stock-based compensation of $125,000 related the compensation agreements with two former directors was included in general and administrative expense on the consolidated statements of operations during the year ended September 30, 2025. There were no issuance of shares for the three months ended December 31, 2025.
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Unissued									406,000			406,000
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 11.50			$ 11.50
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Unissued									6,900,000			6,900,000
Board Of Directors [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value														$ 0.01
Shares, Issued														7,000,000
Equity Option [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 3.27		$ 9.09			$ 9.09	$ 7.2
General and Administrative Expense									$ 2,009,847	$ 0	$ 0	$ 511,847
Share-Based Payment Arrangement, Noncash Expense											$ 0	2,481,283
Compensation expense												$ 1,452,240